Annual Operating Expenses {- Fidelity SAI High Income Fund} - NF_04.30 Fidelity SAI High Income Fund PRO-01 - Fidelity SAI High Income Fund - Fidelity SAI High Income Fund	May 12, 2021
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.57%

[1]	(a)Based on estimated amounts for the current fiscal year.